MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.











FUND LOGO









Quarterly Report

March 31, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper





MERRILL LYNCH MUNICIPAL BOND FUND, INC.



Officers and
Directors


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863





DEAR SHAREHOLDER


The Municipal Market
Environment
Long-term tax-exempt bonds traded in a relatively narrow range during the three-month period ended March 31, 1997 with yields closing the quarter moderately higher. Long-term municipal revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, rose approximately 15 basis points (0.15%) to 6.09% for the three months ended March 31, 1997. Most of the recent rise in interest rates occurred during March as a series of increasingly strong economic indicators culminated in an increase in short-term interest rates by the Federal Reserve Board. During the three months ended March 31, 1997, however, US Treasury bond yields reacted far more negatively to recent economic strength. By March 31, 1997, US Treasury bond yields increased over 45 basis points to approximately 7.10%.

As in recent quarters, the municipal bond market's relative outperformance compared to the US Treasury bond market was the result of the tax-exempt bond market's very strong technical position. During the six months ended March 31, 1997, approximately $92 billion in long-term municipal bonds was issued, a decline of nearly 3% compared to the corresponding period a year earlier. In the three months ended March 31, 1997, new-issue supply declined at a far more significant rate. During the March 31, 1997 quarter, approximately $38 billion in new long-term tax-exempt bonds was underwritten, representing a decrease of nearly 10% compared to the March 31, 1996 quarter. No immediate increase in new-issue supply is evident. The recent increase in interest rates had the effect of freezing many issuers who remain both uncertain regarding the near-term direction of interest rates and unable to refinance existing debt since the required savings have disappeared.

While overall investor demand declined from levels seen early last year, it remained strong enough to easily absorb the volume seen in recent quarters. Individual retail demand increased in recent weeks as tax-exempt bond yields rose above 6% and the allure of the US equity market diminished. Property/casualty insurance companies remained a particularly visible source of demand in the 15-year--20-year maturity sector. Additionally, while institutional investors were not especially active in recent quarters, managed portfolios appeared reticent to raise large cash reserve positions. Given current supply conditions, the ability to reinvest such large reserves, in a timely fashion, would be very difficult.

Going forward, the extent of which interest rates continue to rise depends upon how quickly the increase in interest rates seen thus far in 1997, compounded by the recent Federal Reserve Board action, impacts the domestic economy. In recent years, US economy activity slowed whenever long-term US Treasury bond yields remained above 7% for any appreciable time. While it is difficult to gauge when interest rates will begin to decline, it is likely that little additional increase in bond yields will be necessary to return economic growth to levels acceptable by the Federal Reserve Board. The tax-exempt bond market's technical position is likely to remain strong enough to dampen further interest rate volatility, as it has in recent quarters. This suggests that, in the near term, municipal bonds may continue to trade in a relatively narrow range, rewarding neither an overly aggressive nor defensive portfolio strategy.

Portfolio Strategy

Insured Portfolio and
National Portfolio
The Insured Portfolio and National Portfolio remain committed to portfolio management strategies aimed at seeking to achieve high current income and price appreciation. During the March 31, 1997 quarter, we witnessed a volatile fixed-income arena where weekly market swings emerged based on the most recent economic data releases. However, the volatility created opportunity in the form of a fairly well-defined trading range. Long-term municipal bonds traded in a range that yielded between 5.50%--6.00%. Therefore, our strategy has been to capitalize on trading these price swings until economic news leads us to believe that we may break out one way or the other. We expected a short-term resolution that interest rates would move slightly higher. This scenario occurred as the Federal Reserve Board raised interest rates and above-consensus economic growth raised long-term Treasury securities to a more than 7% yield. We are becoming more aggressive in the bond market, extending duration by purchasing discount securities that will perform in an eventual market recovery and declining interest rate environment. Quality remains a concern with any purchases concentrated in higher-rated securities because of extremely tight credit quality spreads.

Limited Maturity Portfolio
During the March 31, 1997 quarter, the Limited Maturity Portfolio became more defensively positioned as concerns arose over an imminent change in the Federal Reserve Board monetary policy. We raised cash reserves from slightly over 5% to approximately 15% of the Portfolio by the beginning of March, and reduced the average portfolio maturity from 22 months to approximately 18 months. Also, we concentrated purchases on higher-quality securities because of tighter quality spreads, as well as higher-coupon securities which tend to outperform lower-coupon securities in periods of rising interest rates.

In Conclusion
We appreciate your ongoing interest in Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs in the months and years to come.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President




(Kenneth A. Jacob)
Kenneth A. Jacob
Vice President and
Portfolio Manager




(Peter J. Hayes)
Peter J. Hayes
Vice President and
Portfolio Manager

April 22, 1997





PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Average Annual
Total Returns


Insured Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 3/31/97                         +4.54%         +0.35%
Five Years Ended 3/31/97                   +6.67          +5.81
Ten Years Ended 3/31/97                    +7.04          +6.60

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 3/31/97                         +3.75%         -0.20%
Five Years Ended 3/31/97                   +5.87          +5.87
Inception (10/21/88) through 3/31/97       +6.64          +6.64

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 3/31/97                         +3.69%         +2.71%
Inception (10/21/94) through 3/31/97       +6.86          +6.86

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 3/31/97                         +4.28%         +0.11%
Inception (10/21/94) through 3/31/97       +7.46          +5.68

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


National Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 3/31/97                         +6.26%         +2.01%
Five Years Ended 3/31/97                   +7.22          +6.35
Ten Years Ended 3/31/97                    +7.14          +6.70

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 3/31/97                         +5.56%         +1.56%
Five Years Ended 3/31/97                   +6.42          +6.42
Inception (10/21/88) through 3/31/97       +6.88          +6.88

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 3/31/97                         +5.41%         +4.41%
Inception (10/21/94) through 3/31/97       +7.56          +7.56

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 3/31/97                         +6.10%         +1.85%
Inception (10/21/94) through 3/31/97       +8.20          +6.40

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Limited Maturity Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 3/31/97                         +3.75%         +2.71%
Five Years Ended 3/31/97                   +4.21          +4.00
Ten Years Ended 3/31/97                    +4.98          +4.88

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 3/31/97                         +3.38%         +2.38%
Inception (11/2/92) through 3/31/97        +3.53          +3.53

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 3/31/97                         +3.25%         +2.26%
Inception (10/21/94) through 3/31/97       +3.80          +3.80

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 3/31/97                         +3.64%         +2.61%
Inception (10/21/94) through 3/31/97       +4.22          +3.79

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.




PERFORMANCE DATA (continued)


Performance
Summary--
Class A Shares
                      Beginning/Ending Net Asset Value              Dividends Paid*                   % Change**

Period                                           Limited                          Limited                          Limited
Covered               Insured       National     Maturity   Insured    National   Maturity  Insured     National   Maturity
10/21/77--12/31/77  $9.80/9.80        --            --       $ 0.09        --        --      + 0.94%        --         --
1978                 9.80/8.97        --            --         0.48        --        --      - 3.69         --         --
1979++               8.97/8.39   $ 9.60/9.60   $ 9.90/9.88     0.53     $ 0.11     $0.10     - 0.77      + 1.17%     +0.86%
1980                 8.39/6.86     9.60/8.54     9.88/9.74     0.60       0.79      0.64     -11.46      - 3.00      +5.14
1981                 6.86/5.66     8.54/7.34     9.74/9.78     0.65       0.90      0.77     - 8.49      - 3.82      +8.64
1982                 5.66/6.81     7.34/8.71     9.78/9.89     0.67       0.93      0.80     +33.96      +33.16      +9.67
1983                 6.81/6.97     8.71/9.01     9.89/9.76     0.65       0.89      0.67     +12.20      +14.04      +5.57
1984                 6.97/6.88     9.01/8.96     9.76/9.74     0.65       0.90      0.67     + 8.49      +10.00      +6.91
1985                 6.88/7.53     8.96/9.86     9.74/9.75     0.64       0.88      0.63     +19.56      +20.76      +6.71
1986                 7.53/8.18     9.86/10.67    9.75/9.90     0.61(1)    1.01(1)   0.56     +17.24      +19.08      +7.47
1987                 8.18/7.56    10.67/9.76     9.90/9.68     0.68(2)    0.86(2)   0.53(2)  + 0.86      - 0.40      +3.18
1988                 7.56/7.79     9.76/10.11    9.68/9.68     0.57       0.76      0.56     +10.92      +11.71      +5.90
1989                 7.79/7.94    10.11/10.25    9.68/9.74     0.57       0.75      0.59     + 9.49      + 9.11      +6.93
1990                 7.94/7.86    10.25/10.09    9.74/9.72     0.61(3)    0.73      0.60     + 7.07      + 5.85      +6.11
1991                 7.86/8.18    10.09/10.49    9.72/9.88     0.60(4)    0.82(4)   0.54     +12.07      +12.58      +7.39
1992                 8.18/8.27    10.49/10.55    9.88/9.97     0.63(5)    0.89(5)   0.45     + 9.04      + 9.35      +5.62
1993                 8.27/8.60    10.55/10.91    9.97/10.01    0.71(6)    0.94(6)   0.38     +12.85      +12.59      +4.30
1994                 8.60/7.43    10.91/9.40    10.01/9.77     0.60(7)    0.81(7)   0.37     - 6.76      - 6.55      +1.35
1995                 7.43/8.25     9.40/10.44    9.77/9.98     0.45       0.60      0.38     +17.43      +17.83      +6.13
1996                 8.25/8.07    10.44/10.33    9.98/9.94     0.45       0.60      0.40     + 3.43      + 4.93      +3.72
1/1/97--3/31/97      8.07/7.88    10.33/10.16    9.94/9.90     0.10       0.14      0.09     - 1.01      - 0.23      +0.57
                                                             ------     ------     -----
                                                       Total $11.54     $14.31     $9.73

                                                    Cumulative total return as of 3/31/97:   +262.22%**  +365.46%**  +169.14%**

  *Figures may include short-term capital gains distributions. **Figures do not include sales charges; results would be lower if sales charge was included.
 ++For National and Limited Maturity Portfolios, period covered is from 11/02/79 to 12/31/79.
(1)Includes capital gains of $0.011 and $0.178 for the Insured and National Portfolios, respectively.
(2)Includes capital gains of $0.098 , $0.073 and $0.012 for the Insured, National and Limited Maturity Portfolios, respectively.
(3)Includes capital gains of $0.064 for the Insured Portfolio.
(4)Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(5)Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(6)Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(7)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.


Performance
Summary--
Class B Shares
                      Beginning/Ending Net Asset Value              Dividends Paid*                   % Change**

Period                                           Limited                          Limited                          Limited
Covered               Insured       National     Maturity   Insured    National   Maturity  Insured     National   Maturity
10/21/88--12/31/88  $7.81/7.78   $10.14/10.11       --       $0.11      $0.14        --      + 0.97%     + 1.08%       --
1989                 7.78/7.94    10.11/10.25       --        0.51       0.67        --      + 8.81      + 8.29        --
1990                 7.94/7.86    10.25/10.09       --        0.55(1)    0.66        --      + 6.28      + 5.05        --
1991                 7.86/8.17    10.09/10.49       --        0.54(2)    0.75(2)     --      +11.10      +11.74        --
1992                 8.17/8.27    10.49/10.55  $ 9.93/9.97    0.56(3)    0.81(3)   $0.06     + 8.35      + 8.53      +1.05%
1993                 8.27/8.59    10.55/10.90    9.97/10.01   0.64(4)    0.85(4)    0.35     +11.88      +11.65      +3.93
1994                 8.59/7.43    10.90/9.39    10.01/9.77    0.53(5)    0.73(5)    0.34     - 7.36      - 7.27      +1.03
1995                 7.43/8.24     9.39/10.44    9.77/9.98    0.39       0.52       0.34     +16.41      +17.07      +5.75
1996                 8.24/8.07    10.44/10.33    9.98/9.94    0.39       0.52       0.37     + 2.77      + 4.14      +3.35
1/1/97--3/31/97      8.07/7.87    10.33/10.16    9.94/9.90    0.09       0.12       0.08     - 1.32      - 0.41      +0.48
                                                             -----      -----      -----
                                                       Total $4.31      $5.77      $1.54

                                                    Cumulative total return as of 3/31/97:   +72.01%**   +75.30%**   +16.52%**

  *Figures may include short-term capital gains distributions. **Figures do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
***Limited Maturity Portfolio commenced operations on 11/02/92.
(1)Includes capital gains of $0.064 for the Insured Portfolio.
(2)Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(3)Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(4)Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(5)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.


Performance
Summary--
Class C Shares
                      Beginning/Ending Net Asset Value              Dividends Paid*                   % Change**

Period                                           Limited                          Limited                          Limited
Covered               Insured       National     Maturity   Insured    National   Maturity  Insured     National   Maturity
10/21/94--12/31/94  $7.68/7.43   $ 9.85/9.40   $ 9.83/9.77   $0.22(1)   $0.31(1)   $0.07     - 0.41%     - 1.39%     +0.11%
1995                 7.43/8.25     9.40/10.44    9.77/10.00   0.38       0.52       0.34     +16.50      +16.89      +5.92
1996                 8.25/8.07    10.44/10.33   10.00/9.91    0.38       0.52       0.36     + 2.59      + 4.09      +2.80
1/1/97--3/31/97      8.07/7.88    10.33/10.16    9.91/9.87    0.09       0.12       0.08     - 1.21      - 0.43      +0.48
                                                             -----      -----      -----
                                                       Total $1.07      $1.47      $0.85

                                                    Cumulative total return as of 3/31/97:   +17.59%**   +19.47%**   +9.54%**

  *Figures may include short-term capital gains distributions.
 **Figures do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
(1)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.




PERFORMANCE DATA (concluded)

Performance
Summary--
Class D Shares
                      Beginning/Ending Net Asset Value              Dividends Paid*                   % Change**

Period                                           Limited                          Limited                          Limited
Covered               Insured       National     Maturity   Insured    National   Maturity  Insured     National   Maturity
10/21/94--12/31/94  $7.68/7.43   $ 9.85/9.40   $9.83/9.77    $0.23(1)   $0.32(1)   $0.07     - 0.30%     - 1.29%     +0.13%
1995                 7.43/8.25     9.40/10.45   9.77/9.98     0.43       0.57       0.37     +17.14      +17.65      +6.03
1996                 8.25/8.07    10.45/10.34   9.98/9.94     0.43       0.58       0.39     + 3.17      + 4.67      +3.62
1/1/97--3/31/97      8.07/7.88    10.34/10.17   9.94/9.90     0.10       0.13       0.09     - 1.07      - 0.29      +0.55
                                                             ------     ------     ------
                                                       Total $1.19      $1.60      $0.92

                                                    Cumulative total return as of 3/31/97:   +19.20%**   +21.21%**   +10.61%**

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charges; results would be lower if sales charge was included.
(1)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.


Recent
Performance
Results*
                                                                                       12 Month   3 Month     Standardized
                                                         3/31/97  12/31/96    3/31/96  % Change   % Change    30-Day Yield
Insured Portfolio Class A Shares                         $ 7.88    $ 8.07     $ 7.97     -1.13%     -2.35%       4.92%
Insured Portfolio Class B Shares                           7.87      8.07       7.96     -1.13      -2.48        4.36
Insured Portfolio Class C Shares                           7.88      8.07       7.97     -1.13      -2.35        4.31
Insured Portfolio Class D Shares                           7.88      8.07       7.97     -1.13      -2.35        4.68
National Portfolio Class A Shares                         10.16     10.33      10.14     +0.20      -1.65        5.03
National Portfolio Class B Shares                         10.16     10.33      10.13     +0.30      -1.65        4.46
National Portfolio Class C Shares                         10.16     10.33      10.14     +0.20      -1.65        4.41
National Portfolio Class D Shares                         10.17     10.34      10.14     +0.30      -1.64        4.78
Limited Maturity Portfolio Class A Shares                  9.90      9.94       9.94     -0.40      -0.40        3.66
Limited Maturity Portfolio Class B Shares                  9.90      9.94       9.94     -0.40      -0.40        3.34
Limited Maturity Portfolio Class C Shares                  9.87      9.91       9.92     -0.50      -0.40        3.32
Limited Maturity Portfolio Class D Shares                  9.90      9.94       9.94     -0.40      -0.40        3.56
Insured Portfolio Class A Shares--Total Return                                           +4.54(1)   -1.01(2)
Insured Portfolio Class B Shares--Total Return                                           +3.75(3)   -1.32(4)
Insured Portfolio Class C Shares--Total Return                                           +3.69(5)   -1.21(6)
Insured Portfolio Class D Shares--Total Return                                           +4.28(7)   -1.07(8)
National Portfolio Class A Shares--Total Return                                          +6.26(9)   -0.23(10)
National Portfolio Class B Shares--Total Return                                          +5.56(11)  -0.41(12)
National Portfolio Class C Shares--Total Return                                          +5.41(13)  -0.43(14)
National Portfolio Class D Shares--Total Return                                          +6.10(15)  -0.29(16)
Limited Maturity Portfolio Class A Shares--Total Return                                  +3.75(17)  +0.57(18)
Limited Maturity Portfolio Class B Shares--Total Return                                  +3.38(19)  +0.48(20)
Limited Maturity Portfolio Class C Shares--Total Return                                  +3.25(21)  +0.48(20)
Limited Maturity Portfolio Class D Shares--Total Return                                  +3.64(22)  +0.55(4)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.445 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.101 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.384 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.087 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.380 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.086 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.425 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.096 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.600 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.135 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.522 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.118 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.517 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.117 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.574 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.130 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.405 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.089 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.369 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.081 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.366 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.395 per share ordinary income dividends.

PORTFOLIO COMPOSITION



For the Quarter Ended March 31, 1997


Insured
Portfolio


Top Ten States*

Illinois                                     15.59%
Texas                                        12.93
New York                                      9.90
Pennsylvania                                  5.06
Massachusetts                                 4.65
Georgia                                       4.40
Wisconsin                                     4.30
Virginia                                      3.48
New Jersey                                    3.43
Hawaii                                        3.41
                                            -------
Total Top Ten                                67.15
Total Others                                 32.85
                                            -------
Total Portfolio                             100.00%
                                            =======

Net assets as of March 31, 1997 were $2,069,922,909.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

A pie chart depicting quality ratings of the fund's investments.

AAA/Aaa           96%
Other++            4%

[FN]
 *Based on total market value of the Portfolio as of March 31, 1997. ++Temporary investments in short-term municipal securities.



National
Portfolio

Top Ten States*

Texas                                        17.21%
New York                                     10.59
Florida                                       6.10
Georgia                                       5.27
Massachusetts                                 5.10
Pennsylvania                                  4.75
Illinois                                      4.48
Louisiana                                     4.38
Washington                                    4.33
California                                    3.81
                                            -------
Total Top Ten                                66.02
Total Others                                 33.98
                                            -------
Total Portfolio                             100.00%
                                            =======

Net assets as of March 31, 1997 were $1,486,527,471.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

A pie chart depicting quality ratings of the fund's investments.

AAA/Aaa           49%
AA/Aa             19%
A/A                7%
BBB/Baa           16%
BB/Ba              2%
B/B                1%
Other++            2%
NR+++              8%

[FN]
  *Based on total market value of the Portfolio as of March 31, 1997. ++Temporary investments in short-term municipal securities.
+++Not Rated.



Limited Maturity
Portfolio

Top Ten States*

Ohio                                         12.38%
Illinois                                     10.88
New York                                     10.73
Utah                                          7.66
Texas                                         6.41
Wisconsin                                     5.98
Louisiana                                     5.50
Michigan                                      4.47
Washington                                    4.32
Pennsylvania                                  3.81
                                            -------
Total Top Ten                                72.14
Total Others                                 27.86
                                            -------
Total Portfolio                             100.00%
                                            =======

Net assets as of March 31, 1997 were $444,433,059.





Quality Ratings*
(Based on Nationally Recognized Rating Services)

A pie chart depicting quality ratings of the fund's investments.

MIG++1/SP-1        2%
AAA/Aaa           33%
AA/AA             30%
A/A               16%
BBB/Baa            4%
Other++++          8%
NR+++              7%

[FN]
   *Based on total market value of the Portfolio as of March 31, 1997. ++Highest short-term rating by Moody's Investors Service, Inc.
++++Temporary investments in short-term municipal securities.
 +++Not Rated.